Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accounts Payable and Accrued Liabilities

	As at December 31, 2012	As at December 31, 2011
Trade payables	$7,655	$2,419
Accrued compensation	2,198	2,609
Accrued legal costs	2,513	278
Dividends	4,272	3,041
Success fee obligation	4,401	12,774
Accrued other	1,367	1,048

	$22,406	$22,169

Schedule of Current and Long-Term Liability

The current and long term portion of this liability is reflected as follows:

	As at December 31, 2012	As at December 31, 2011
Success fee obligation	$15,301	$27,986
Current portion	(4,401)	(12,774)

	$10,900	$15,212